SIGNIFICANT TRANSACTIONS - Acquisition of Six Solar Power Plants (Narrative) (Details) - JSC Kyivstar - Six solar power plants $ in Millions		1 Months Ended	9 Months Ended
	May 26, 2026 USD ($) solarPowerPlant MW	Jun. 30, 2026 USD ($)	Sep. 30, 2026 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Purchase consideration	$ 71
Current liabilities	$ 11
Number of solar power plants acquired | solarPowerPlant	6
Combined installed generation capacity (MW) | MW	105
Useful life measured as period of time, property, plant and equipment	17 years
Property, plant and equipment	$ 49
Technology-based intangible assets recognised as of acquisition date	$ 11
Useful life measured as period of time, intangible assets other than goodwill	4 years
Trade and other receivables	$ 6
Deferred tax asset	3
Deferred tax liability	7
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	1
Revenue of acquiree since acquisition date		$ 8
Profit (loss) of acquiree since acquisition date		$ 4
Revenue of combined entity as if combination occurred at beginning of period			$ 15
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 7
Interest-free loan payable
Disclosure of detailed information about business combination [line items]
Current liabilities	11
Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Fair value gain (loss) recognised as of acquisition date	$ 31